UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-6262

Date of fiscal year end: April 30

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Retirement Income Fund

Semi - Annual Report

October 31, 2005

(Unaudited)

Retirement Income Fund

(Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Retirement Income Fund

		Schedule of Investments
		October 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS - UNITED STATES
BASIC MATERIALS
50	Gerdau SA	$ 679	0.19%

SERVICES
950	Ship Financial International, Ltd.	18,088	4.96%

TOTAL COMMON STOCK - UNITED STATES (COST $19,396)		18,767	5.14%

PREFERRED STOCK - UNITED STATES
740	Cors Trust II Safe	19,203

TOTAL PREFERRED STOCK - UNITED STATES (COST $19,659)		19,203	5.26%

REAL ESTATE INVESTMENT TRUSTS - UNITED STATES
900	Annaly Mortgage	10,332
1,300	Impac Mortgage Holdings, Inc.	13,052
760	Thornburg Mortgage, Inc.	19,266

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $61,057)		42,650	11.69%

CLOSED-END INVESTMENT COMPANIES - UNITED STATES
1,030	Corporate High Yield Fund V, Inc.	13,998
1,090	Corporate High Yield Fund VI, Inc.	14,301
960	Eaton Vance Floating Rate Fund	16,522
990	Eaton Vance Floating Rate Income Trust	17,315
2,460	ING Prime Rate Trust	16,507
2,900	MS High Yield Fund	17,429
1,400	Nuveen Floating Rate Income Fund	17,780
935	Pimco Corporate Opportunity Fund	15,773
1,145	Pimco High Income Fund	16,648

TOTAL CLOSED-END INVESTMENT COMPANIES - UNITED STATES (COST $152,725)		146,273	40.09%

CLOSED-END INVESTMENT COMPANIES - CANADA
1,290	DDJ Canadian High Yield Fund	15,454	4.24%

TOTAL CLOSED-END INVESTMENT COMPANIES - CANADA (COST $19,014)		15,454	4.24%

INCOME TRUSTS - CANADA
3,687	Clean Power Income Fund	17,070
1,400	Esprit Energy Trust	14,932
1,350	NAL Oil & Gas Trust Units	18,467
1,140	Paramount Energy Trust	19,840
620	Primewest Energy Trust	17,366
1,000	Starpoint Energy Services, Inc.	16,980
1,778	Versacold Income Fund	12,499

TOTAL INCOME TRUSTS - CANADA (COST $120,170)		117,154	32.11%

	Total Investments (Cost $392,021)	$ 359,501	98.53%

	Other assets less liabilities	5,356	1.47%

	Net Assets	$ 364,857	100.00%

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$359,501
(Identified Cost $ 392,021)
Cash	4,632
Receivables
Dividends	1,240
Interest	1
Total Assets	365,374
Liabilities:
Accrued Expenses
Advisory	141
Administrative	235
Distribution	141
Total Liabilities	517

Net Assets	$364,857

Net Assets Consist of:
Capital Paid In	402,094
Accumulated Undistributed Net Investment Income	(13,416)
Realized Gain (Loss) on Investments - Net	8,699
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(32,520)
Net Assets, for 37,692 Shares Outstanding
(Unlimited shares authorized, $.001 par value)	$364,857
Net Asset Value and Offering Price
Per Share ($364,857/37,692 shares)	$ 9.68

Redemption Price ($10.23 x 99%)*	$ 9.58

*An early redemption fee of 1% applies only if redemption occurs less than one year from the date of purchase.

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Statement of Operations
For the six months ended October 31, 2005 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $936)	$ 16,327
Interest	63
Total Investment Income	16,390
Expenses: (Note 3)
Advisor Fees	820
Administrative Fees	1,368
Distribution Fees	820
Total Expenses	3,008

Net Investment Income	13,382

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(6,388)
Unrealized Appreciation (Depreciation) on Investments	3,470
Net Realized and Unrealized Gain (Loss) on Investments	(2,918)

Net Increase (Decrease) in Net Assets from Operations	$ 10,464

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Statement of Changes in Net Assets	(Unaudited)
	5/1/2005	5/1/2004
	to	to
	10/31/2005	4/30/2005
From Operations:
Net Investment Income	$ 13,382	$ 22,468
Net Realized Gain (Loss) on Investments	(6,388)	24,099
Net Unrealized Appreciation (Depreciation)	3,470	(24,397)
Increase (Decrease) in Net Assets from Operations	10,464	22,170
From Distributions to Shareholders:
Net Investment Income	(26,836)	(21,103)
Net Realized Gains	(4,712)	(14,898)
Change in Net Assets from Distributions	(31,548)	(36,001)
From Capital Share Transactions:
Proceeds From Sale of Shares	35,000	156,581
Shares Issued on Reinvestment of Dividends	28,984	34,674
Cost of Shares Redeemed	(16,000)	(69,403)
Net Increase from Shareholder Activity	47,984	121,852

Net Increase (Decrease) in Net Assets	26,900	108,021

Net Assets at Beginning of Period	337,957	229,936

Net Assets at End of Period (Including Accumulated Undistributed Net	$ 364,857	$ 337,957
Investment Income (loss) of -$13,416 and $1,365, respectively)

Share Transactions:
Issued	3,379	14,036
Reinvested	2,848	3,198
Redeemed	(1,559)	(6,234)
Net increase (decrease) in shares	4,668	11,000
Shares outstanding beginning of period	33,024	22,024
Shares outstanding end of period	37,692	33,024

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	5/1/2005		5/1/2004	5/1/2003 (a)
	to		to	to
	10/31/2005		4/30/2005	4/30/2004
Net Asset Value -
Beginning of Period	$ 10.23		$ 10.44	$ 10.00
Net Investment Income (Loss) (b)	0.38		0.83	0.81
Net Gains or Losses on Securities
(realized and unrealized)	(0.01)		0.39	0.49
Total from Investment Operations	0.37		1.22	1.30

Distributions (From Net Investment Income)	(0.78)		(0.79)	(0.82)
Distributions (From Capital Gains)	(0.14)		(0.64)	(0.04)
Total Distributions	(0.92)		(1.43)	(0.86)

Net Asset Value -
End of Period	$9.68		$ 10.23	$ 10.44
Total Return (c)	3.39%		11.51%	13.14%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	365		338	230

After Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.65%	(e)	1.77%	2.00%
Ratio of Net Income to Average Net Assets (b)	7.35%	(e)	7.77%	7.57%

Portfolio Turnover Rate	209.34%	(e)	123.05%	86.76%

(a) Commencement of Operations.

(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends for certain investments of the Fund in investment companies.

(c) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

(d) Does not include expenses of certain investment companies in which the Fund invests.

(e) Annualized

The accompanying notes are an integral part of the financial statements.

RETIREMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2005 (UNAUDITED)

1.)

ORGANIZATION:

Retirement Income Trust (the "Trust") was established as a statutory trust in Delaware in December 3, 2002. The Trust currently consists of one series, the Retirement Income Fund (the “Fund”). The Fund was established in December 3, 2002 and commenced operations on May 1, 2003 as a diversified, open-end investment company, or mutual fund. The Fund’s objective is to seek high current income.  This is a fundamental policy, which means it may not be changed without shareholder approval.  While the Fund will strive to avoid or limit losses, it will generally not attempt to avoid fluctuations in the Fund’s value which are due to fluctuations in interest rates.  Thus, the Fund is intended for investors who desire long-term income, but is not suitable for short-term investors or investors who may need access to principal.  To deter short-term investment, the Fund imposes a redemption fee of 1% on redemption of shares held less than one year from the date of purchase.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund primarily invests in income producing securities.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at the mean of the last bid and ask price except when, in the Retirement Income Advisers (the “Adviser”) opinion, the mean price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Some of the factors which would be considered by the Board of Trustees are the last price of similar securities of the issuer or similar entities, the financial condition and operating results of the issuer compared to such other entities, and the interest rate or dividends of the issuer compared to those of such other securities.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME TIMING:

Security transactions are recorded on a trade date basis.  The Fund uses specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Interest income is recorded on the accrual basis from settlement date.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium amount and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in price of the security underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from income are declared and paid monthly.  Distributions from undistributed net realized capital gains, if any, are paid annually.

       INCOME TAXES:

The Fund’s policy is to continue to comply with requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.)

RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT:

The Fund has entered into an investment advisory agreement with Retirement Income Advisers (the “Adviser”).  Under terms of the investment advisory agreement (“the Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its advisory services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Fund. For the six months ended October 31, 2005, the Adviser earned management fees of $820 of which $141 was still due to the Adviser at October 31, 2005.

ADMINISTRATIVE AGREEMENT:

On October 4, 2004 the Fund entered into an Operating Services Agreement pursuant to which the Adviser agrees to provide, or arrange and pay for, the expenses of the Fund other than brokers’ commissions and other cost of securities transactions for the Fund’s portfolio interest on indebtedness, taxes, expenses of litigation and any other extraordinary expenses of the Fund.  For its services under the Operating Services Agreement, the Adviser is to receive monthly a fee at an annual rate of 0.75% of the average net asset value of the Fund’s portfolio.  For the six months ended October 31, 2005, the Adviser earned administrative fees of $1,368 of which $235 was still due to the Adviser at October 31, 2005.

DISTRIBUTION PLAN:

The Adviser serves as the Fund’s distributor.  The Fund has adopted a plan under SEC Investment Company Act rule 12b-1 that allows the Fund to pay a 0.45% annual distribution fee (not to exceed actual expenditures) to defray costs of Fund advertising and the printing and distribution of Fund advertising literature, including prospectus.  During the six months ended October 31, 2005, the Fund reimbursed the Adviser, under the plan, in the amount of $820 for advertising expenditures of which $141 was still due to the October 31, 2005.

OTHER:

The Fund is governed by a Board of Trustees that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs.  The Board elects the Fund's officers. The majority of Board members are independent of the Adviser.  Owners and officers of the Adviser are also officers and or trustees of the Fund.

4.) SECURITY TRANSACTIONS

For the six months ended October 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $404,320 and $371,819, respectively.  There were no purchases and sales of U.S. Government obligations.

For Federal income tax purposes, the cost of investments owned at October 31, 2005 was $392,021.

At October 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
6,755	(39,275)	(32,520)

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2005, Michael and Frances Lando held, in the aggregate, 58.25% of the shares of the Fund. Michael Lando is a trustee for the Fund and is also associated with the Retirement Income Advisers which is the Investment Adviser for the Fund.

6.) DISTRIBUTIONS TO SHAREHOLDERS

The Fund makes distributions monthly. Distributions are recorded on the ex-dividend date. During the six months ended October 31, 2005, distributions of $26,836 ($0.92 per share) were made and $21,103 was declared from net investment income and $4,712 from realized gain from security transactions.

On October 31, 2005, a distribution of $0.071 was declared.  The dividend was paid on October 31, 2005, to shareholders of record on October 30, 2005.

RETIREMENT INCOME FUND

EXPENSE ILLUSTRATION

OCTOBER 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Retirement Income Fund, you incur three types of cost: management fees, administrative fees and distribution (12b-1) fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare this cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 through October 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2005	October 31, 2005	May 1, 2005 to October 31, 2005

Actual	$1,000.00	$955.05	$8.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.89	$8.39

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, for the most recent six month period reported upon multiplied by the average account value over the period,  multiplied by 184 (the number of days in that period) and divided by 365 (to reflect the one-half year period).

RETIREMENT INCOME FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2005 (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during June 30, 2005 are available without charge upon request by (1) calling the Fund at (800) 595-4933 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on July 31 and January 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 23, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4933.

Board of Trustees

Michael S. Lando

Carol Siegel

Nathan Sherer

Investment Adviser

Retirement Income Advisers

5553 Woodmont Street

Pittsburgh, PA  15217

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

US Bank

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Retirement Income Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

Principal Executive Officer and Principal Financial Officer

Date January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

Principal Executive Officer and Principal Financial Officer

Date January 9, 2006